Cryptocurrencies - Schedule of Group's cryptocurrencies Holdings (Detail)		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / Quantity	Jan. 01, 2024 CNY (¥)
Crypto Asset, Activity [Line Items]
Crypto asset fair value			¥ 332,000
USDT [Member]
Crypto Asset, Activity [Line Items]
Crypto assets quantity | ¥ / Quantity		4,190,331
Crypto assets at cost basis		¥ 30,148,000
Crypto asset fair value		¥ 30,079,000
ETH [Member]
Crypto Asset, Activity [Line Items]
Crypto assets quantity | ¥ / Quantity		5,075
Crypto assets at cost basis		¥ 108,563,000
Crypto asset fair value		¥ 124,554,000
ETH-Coinbase Staked [Member]
Crypto Asset, Activity [Line Items]
Crypto assets quantity | ¥ / Quantity		627
Crypto assets at cost basis		¥ 12,944,000
Crypto asset fair value		¥ 16,688,000
Bitcoin [Member]
Crypto Asset, Activity [Line Items]
Crypto assets quantity | ¥ / Quantity		10.29
Crypto assets at cost basis		¥ 5,180,000
Crypto asset fair value		¥ 7,049,000
Others (Note a)
Crypto Asset, Activity [Line Items]
Crypto assets quantity	[1]	Multiple
Crypto assets at cost basis	[1]	¥ 564,000
Crypto asset fair value	[1]	¥ 499,000

[1]	The ‘Others’ category encompasses various cryptocurrencies that are not reported individually due to their lower significance.